Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Other equity instruments [member]	Reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	¥ 287,331	¥ 28,265		¥ 145,919	¥ 109,937	¥ 3,210
Net Profit/(loss)	35,187				34,699	488
Other comprehensive income	7,137			7,076		61
Total comprehensive income	42,324			7,076	34,699	549
Transactions with owners
Capital paid in by non-controlling interests	80					80
Capital paid in by other equity instruments holders	7,791		¥ 7,791
Appropriation to reserves (Note 35)				10,090	(10,090)
Dividends paid (Note 31)	(11,491)				(11,491)
Dividends to non-controlling interests	(117)					(117)
Others	296			296
Total transactions with owners	(3,441)		7,791	10,386	(21,581)	(37)
Ending balance at Dec. 31, 2015	326,214	28,265	7,791	163,381	123,055	3,722
Net Profit/(loss)	19,585				19,127	458
Other comprehensive income	(25,776)			(25,774)		(2)
Total comprehensive income	(6,191)			(25,774)	19,127	456
Transactions with owners
Appropriation to reserves (Note 35)				7,367	(7,367)
Dividends paid (Note 31)	(12,257)				(12,257)
Dividends to non-controlling interests	(151)					(151)
Others	33			33
Total transactions with owners	(12,375)			7,400	(19,624)	(151)
Ending balance at Dec. 31, 2016	307,648	28,265	7,791	145,007	122,558	4,027
Net Profit/(loss)	32,752				32,253	499
Other comprehensive income	(7,926)			(7,912)		(14)
Total comprehensive income	24,826			(7,912)	32,253	485
Transactions with owners
Appropriation to reserves (Note 35)				8,445	(8,445)
Dividends paid (Note 31)	(7,164)				(7,164)
Dividends to non-controlling interests	(135)					(135)
Others	135			135
Total transactions with owners	(7,164)			8,580	(15,609)	(135)
Ending balance at Dec. 31, 2017	¥ 325,310	¥ 28,265	¥ 7,791	¥ 145,675	¥ 139,202	¥ 4,377